LEASE LIABILITIES and right-of-use assets - Schedule of lease as defined by IFRS 16 (Details)	12 Months Ended
Jan. 31, 2020
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
Swell Companies, LTD | Land and building
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
Silver State Cultivation LLC | Land and building
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
Silver State Relief LLC (Sparks) | Land and building
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
Silver State Relief LLC (Fernley) | Land and building
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
Megawood Enterprises Inc [Member] | Land and building
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
Phantom Distribution, LLC | Land and building
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
63353 Bend, LLC | Land and building
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
20727-4 Bend, LLC | Land and building
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
4964 BFH, LLC | Land and building
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years